Commitments and Contingencies (Details Narrative) (10-K)				1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2014 USD ($)	Jun. 23, 2014 USD ($)	Mar. 25, 2014 USD ($)	Aug. 31, 2016 shares	Feb. 29, 2016 shares	Dec. 31, 2015 USD ($) ft² $ / shares shares	Aug. 31, 2015 USD ($) shares	Jan. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft² $ / shares shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) $ / shares shares	Jul. 31, 2014 $ / shares shares	Apr. 30, 2014 ft²	Dec. 31, 2013 shares
Rent expense									$ 109,000	$ 112,000	$ 345,000	$ 365,000	$ 476,169	$ 441,148
Cost and accumulated amortization included in property and equipment						$ 501,000			512,000		512,000		501,000	135,000
Amortization of leased property													77,000
Accrued interest						$ 1,800,000			$ 979,000		979,000		$ 1,800,000	$ 182,184
Issuance of warrants to purchase of common stock, shares | shares						1,313							1,313				237,570
Warrants price per share | $ / shares						$ 60.00							$ 60.00				$ 28.20
Agent fee paid		$ 100,000	$ 100,000
Percentage of fee paid in cash		100.00%
Financial advisory services agreement, description	The terms of the agreement include compensation of 8% of any funds raised as well as the issuance of five-year warrants to purchase the Company’s stock equal to 3% of shares issued as part of the offering for a fee of $50.
Payment to legal and other out of pocket expenses	$ 50,000
Number of common stock shares issued for agreements | shares													263
Number of common stock issued for agreement													$ 190,327
Annual compensation for services											262,000		314,761
Financial Service Agreements [Member]
Warants term								5 years
Financial service agreements term								6 months
Proceeds from public offering of equity								$ 15,000,000
Percentage of commission for sale of equity linked securities								7.00%							5.00%
Percentage of warrants equal to sales of securities								7.00%							7.00%
Percentage of the offering price of securities sold								120.00%
Number of common stock shares issued for agreements | shares				12,000	31,000		26,667
Financial Service Agreements [Member] | Initial Six Month Term [Member]
Number of common stock shares issued for agreements | shares							26,667
Number of common stock issued for agreement							$ 30,000
Financial Service Agreements [Member] | Additional Six Months [Member]
Number of common stock shares issued for agreements | shares							26,667
Number of common stock issued for agreement							$ 30,000
Series Subordinated Note [Member]
Outstanding debt						$ 415,398							415,398
Accrued interest						$ 2,048							$ 2,048
Series Subordinated Notes [Member]
Interest expense											$ 695,000
Issuance of warrants to purchase of common stock, shares | shares																			35,688
February 2016 [Member] | Financial Service Agreements [Member]
Percentage of commission for sale of equity linked securities						6.00%							6.00%
Percentage of warrants equal to sales of securities						3.00%							3.00%
Number of common stock shares issued for agreements | shares							31,000
January 2016 [Member] | Financial Service Agreements [Member]
Annual compensation for services													$ 100,000
March 31, 2016 [Member] | Series Subordinated Notes [Member]
Interest expense													$ 694,869
James L. Davis [Member]
Warants term						5 years
Issuance of warrants to purchase of common stock, shares | shares															16,127
Warrants price per share | $ / shares															$ 6.60
Percentage of warrants vested and exercisable upon issuance															100.00%
Personal guarantee															$ 242,000
James L. Davis [Member] | Capital Lease Agreement [Member]
Lease term													3 years
Capital lease financing amount																$ 500,000
Warants term													5 years
Issuance of warrants to purchase of common stock, shares | shares																27,175
Warrants price per share | $ / shares																$ 17.25
Percentage of warrants vested and exercisable upon issuance																100.00%
Computer Leases [Member]
Lease term											3 years		3 years
Computer Equipment and Software Licenses [Member] | Directors [Member] | Minimum [Member]
Capital lease imputed interest rate						3.80%							3.80%
Computer Equipment and Software Licenses [Member] | Directors [Member] | Maximum [Member]
Capital lease imputed interest rate						18.00%							18.00%
Prepaid Software Licenses [Member] | Directors [Member]
Capital lease imputed interest rate						10.00%							10.00%
Prepaid software licenses						$ 252,628							$ 252,628
Prepaid Software Licenses [Member] | Directors [Member] | July 2017 [Member]
Debt monthly payments													$ 10,759
Chanhassen [Member]
Area of square feet leases | ft²						22,000			22,000		22,000		22,000
Dallas [Member]
Area of square feet leases | ft²																		1,812